Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares outstanding	60,496,041	60,496,041	0
Preferred stock, shares issued	60,496,041	60,496,041	0
Preferred stock, liquidation preference per share	$ 0.001	$ 0.001
Preferred stock, liquidation preference value	$ 60,000	$ 60,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000
Common stock shares, outstanding	9,997,703	10,000,000	70,496,041
Common stock shares, issued	9,997,703	10,000,000	70,496,041
Preferred stock, redeemable securities			$ 0